APPENDIX I   						------------------------
UNITED STATES 						     OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION			OMB Number: 3235-0456
Washington, D.C. 20549					Expires: December 31,2014
							Estimated average burden
							hours per response . . 2
							------------------------

					FORM 24F-2
				Annual Notice of Securities Sold
				      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer:
              Allianz Funds Multi-Strategy Trust
              1633 Broadway
	      New York, New York 10019

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of (classes): []

   AllianzGI Behavioral Advantage Large Cap Fund-Classes A, C, D, P,
	Institutional
   AllianzGI China Equity Fund-Classes A, C, D, P,Institutional
   AllianzGI Convertible Fund-Classes A, C, D, R, P, Institutional,
	Administrative
   AllianzGI Disciplined Equity Fund-Classes A, C, D, P,Institutional AllianzGI Focused Opportunity Fund-Classes A, Institutional
   AllianzGI Global Allocation Fund-Classes A, B, C, D, R, P,
	Institutional, Administrative
   AllianzGI Global Growth Allocation Fund-Classes A, C, D, R,
	 P, Institutional,Administrative
   AllianzGI Global Managed Volatility Fund- Classes A, C, D, P,
       Institutional
   AllianzGI Global Water Fund-Classes A, C, D, P,Institutional
   AllianzGI High Yield Bond Fund- Classes A, C, D, R, P, Institutional,
	Administrative
   AllianzGI International Small-Cap Fund - Classes A, C, D, R, P,
        Institutional, Administrative
   AllianzGI Micro Cap Fund-Classes A, P,Institutional
   AllianzGI NFJ Global Dividend Value Fund-Classes A, C, D, P,
        Institutional
   AllianzGI NFJ International Small-Cap Value Fund-Classes A, C, D, P,
        Institutional
   AllianzGI NFJ International Value II Fund-Classes A, C, D, P,
        Institutional
   AllianzGI Redwood Fund-Classes A, C, D, P,Institutional
   AllianzGI Retirement 2015 Fund-Classes A, C, D, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2020 Fund-Classes A, C, D, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2025 Fund-Classes A, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2030 Fund-Classes A, C, D, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2035 Fund-Classes A, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2040 Fund-Classes A, C, D, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2045 Fund-Classes A, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2050 Fund-Classes A, C, D, R, P,
	Institutional,Administrative
   AllianzGI Retirement 2055 Fund-Classes A, R, P,
	Institutional,Administrative
   AllianzGI Retirement Income Fund-Classes A, C,
	D, R, P, Institutional,Administrative
   AllianzGI Short Duration High Income Fund-Classes A, C, D, P,Institutional AllianzGI Ultra Micro Cap Fund-Classes A, P, Institutional
   AllianzGI U.S. Emerging Growth Fund-Classes A, C, D, R, P, Institutional Allianz AGIC International Growth Fund-Classes A, C, D, R, P, Institutional Allianz RCM All Alpha Fund-Classes A, C, D, P,Institutional



3. Investment Company Act File Number: 811-22167



   Securities Act File Number:  333-148624


4. (a) Last day of fiscal year for which this Form is filed:  November 30,2012

4. (b) [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
	  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4. (c) [ ]Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):
								      $1,333,436,504
							               -------------

	(ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:
								$651,836,926
							        ------------
   	(iii) Aggregate price of securities redeemed or repurchased
        during any prior fiscal year ending no earlier than
        October 11, 1995 that were not previously used to
        reduce registration fees payable to the Commission:
								$0
       							        -----------

	(iv) Total available redemption credits [add Items 5(ii) and
            5(iii)]:
								      $(651,836,926)
							              -------------



	(v) Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:
							         	$681,599,578
								        -------------

	(vi) Redemption credits available for use in future years-
	if Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:
								$0
								-------------


	(vii) Multiplier for determining registration fee (See
	instruction C.9):						   x0.0001364
								           ----------

	(viii) Registration fee due (multiply Item 5(v) by Item
        5(vii) (enter "0"if no fee is due):
								           =$92,970.18
									   ----------
									   ----------

6.   Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : 0.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see instruction D):

								      +$0
								      ----
8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
								      =$92,970.18
								      -----------
9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: February 25, 2013


	Method of Delivery:


		[x]  Wire Transfer

    		[ ]  Mail or other means








					SIGNATURES



  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By: (Signature and Title)* /s/ Lawrence G. Altadonna
				---------------------------------
			Lawrence G. Altadonna,Treasurer,Principal Financial & Accounting Officer


	Date:  February 25, 2013
	       -----------------

		*Please print the name and title of the signing officer below the signature.